Investments (Schedule Of Recorded Investment In Commercial Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Commercial mortgage loans collectively evaluated for impairment	$ 4,845.7	$ 4,467.4
Commercial mortgage loans individually evaluated for impairment	104.7	82.3
Commercial mortgage loan loss allowance	(48.1)	(36.1)	(19.6)
Total commercial mortgage loans	$ 4,902.3	$ 4,513.6